Commitments and Contingencies (Collaborative Arrangements) (Details) - Jointly Owned Electricity Generation Plant - NSPI - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Regulated fuel for generation and purchased power	$ 12	$ 18
Operating, maintenance and general (OM&G)	$ 3	$ 3